Financial result (Tables)	3 Months Ended
Mar. 31, 2022
Financial result
Schedule of financial result

	Quarter Ended March 31,
	2022	2021

	(€ in thousands)
Finance expense	(1,048)	(5,801)
Interest expense on lease liabilities	(36)	(36)
Long-term debt	(567)	(524)
Expense from revaluation of derivative financial instruments	--	(5,188)
Change in fair value of bond funds	(443)	(49)
Other	(2)	(4)
Finance income	1,399	103
Payout of bond funds	77	31
Income from revaluation of derivative financial instruments	1,316	--
Change in fair value of bond funds	--	4
Other	6	68
Financial result	351	(5,698)